Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net loss	$ (35,184)	$ (16,579)	$ (29,811)
Items not affecting cash:
Amortization (notes 8 and 9)	3,941	4,143	3,517
Accretion of long-term debt (note 12)	1,950	794	1,549
Interest paid in-kind on long-term debt (note 12)	1,749	1,679	778
Stock-based compensation expense (note 14)	2,424	1,678	2,065
Write-down of inventory (note 7)	159	340	295
Gain on disposal of Canadian Operations (notes 1 and 9)		(18,489)
Unrealized foreign exchange loss (gain)	129	1,863	(1,738)
Changes in operating assets and liabilities:
Accounts receivable	(4,083)	(2,036)	448
Inventories	233	400	(1,533)
Prepaid expenses and other assets	(63)	43	510
Deferred revenue	(3)	(1,604)	(197)
Accounts payable and accrued liabilities	1,725	1,930	(675)
Other long-term liabilities	(52)	59	(31)
Net cash used in operating activities	(27,075)	(25,779)	(24,823)
Investing activities:
Proceeds on disposal of Canadian Operations (notes 1 and 9)	376	19,095
Purchase of property and equipment	(129)	(284)	(5)
Purchase of intangible assets (note 9)	(32)	(4,705)	(5,229)
Net cash provided by (used in) investing activities	215	14,106	(5,234)
Financing activities:
Issuance of common stock (note 13(b))	26,994	5,392	8,487
Share issue costs	(2,069)	(231)	(1,072)
Issuance of common stock upon exercise of stock options (note 13(b))	0	258	384
Income tax withholdings on vesting of restricted share units	0	(23)	(65)
Proceeds from issuance of long-term debt	0		20,000
Financing fees on issuance of long-term debt (note 12)	(288)	(21)	(518)
Payment of deferred consideration	0		(2,815)
Net cash provided by financing activities	24,637	5,375	24,401
Decrease in cash and cash equivalents during the year	(2,223)	(6,298)	(5,656)
Effect of foreign exchange rate changes on cash and cash equivalents	(103)	(313)	532
Cash, cash equivalents, and restricted cash, beginning of year	17,570	24,181	29,305
Cash, cash equivalents, and restricted cash, end of year (note 6)	15,244	17,570	24,181
Supplemental cash flow information:
Interest paid	3,934	3,778	3,477
Interest received	120	149	95
Net income taxes paid (received)	$ 101	$ 146	$ (334)